13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Intangible Assets and Goodwill from Acquisitions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Goodwill	$ 0	$ 0
Goodwill, Acquisition of PV	281,172	0
Goodwill, Acquisition on MAG	6,083,036	0
Goodwill, Translation adjustment	(158,140)	0
Goodwill	$ 6,206,068	$ 0